Note 25 - Current allowances and provisions - Liabilities (Details) - Provision for current liabilities [member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Values at the beginning of the year		$ 11,185	$ 9,322
Translation differences		77	(257)
Increase due to business combinations	[1]	5,317
Additional provisions		36,998	9,504
Reclassifications		164	(2,229)
Used		(17,782)	(5,155)
Values at the end of the year		35,959	11,185
Sales risks [member]
Reconciliation of changes in other provisions [abstract]
Values at the beginning of the year		3,186	1,468
Translation differences		285	(160)
Increase due to business combinations	[1]
Additional provisions		30,057	5,315
Reclassifications
Used		(13,588)	(3,437)
Values at the end of the year		19,940	3,186
Miscellaneous other provisions [member]
Reconciliation of changes in other provisions [abstract]
Values at the beginning of the year	[2]	7,999	7,854
Translation differences	[2]	(208)	(97)
Increase due to business combinations	[1],[2]	5,317
Additional provisions	[2]	6,941	4,189
Reclassifications	[2]	164	(2,229)
Used	[2]	(4,194)	(1,718)
Values at the end of the year	[2]	$ 16,019	$ 7,999

[1]	Related to Mattr’s pipe coating business unit acquisition. For more information see note 34.
[2]	Other claims and contingencies mainly include lawsuits and other legal proceedings, including employee, tax and environmental-related claims.